SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 USD ($)
Product Information [Line Items]
Net income loss	$ 551,970	$ 772,154	$ 2,569,459	$ 26,938
Net cash provided by used in operating activities	472,681	503,520	1,624,565	57,804
Accumulated deficit	15,659,482		15,249,858	8,880,613
Cash and cash equivalents	496,918		510,128	8,556,642
Accounts receivable, allowance for credit loss	230,076		272,550	213,787			$ 148,520
Inventory valuation reserves	$ 92,579		$ 73,821	0
Property, plant and equipment, salvage value, percentage	5.00%		5.00%		5.00%	5.00%
Impairment loss			$ 3,823,770
Advertisement revenue			$ 0	1,944,811
Vat of gross sales price percentage			6.00%
Cash, FDIC Insured Amount	$ 72,500		$ 72,500		¥ 500,000	¥ 500,000
Provision for inventory reserve	$ 18,502		54,899
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%	10.00%
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk, percentage	17.00%
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk, percentage	15.00%
Cost of Sales [Member] | Supplier Concentration Risk [Member] | No Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%
Hotel [Member]
Product Information [Line Items]
Net income loss	$ 136,492	$ 355,271	$ 1,193,966	581,832
Vat of gross sales price percentage	6.00%		6.00%
Health Care [Member]
Product Information [Line Items]
Vat of gross sales price percentage	0.00%		0.00%
Manufacture and Sale [Member]
Product Information [Line Items]
Net income loss	$ 72,102		$ 90,252
Vat of gross sales price percentage	13.00%		13.00%
Prior to May 1, 2018 [Member]
Product Information [Line Items]
Vat of gross sales price percentage	13.00%		13.00%